Registration Nos. 033-152595
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

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PostEffective Amendment No. 1/X/
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
T. Rowe Price Science & Technology Fund, Inc.
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Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant`s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

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Approximate Date of Proposed Public Offering (September 5, 2008)
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It is proposed that this filing will become effective (check appropriate box):

/X /Immediately upon filing pursuant to paragraph (b)

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/ /On (date) pursuant to paragraph (b)
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/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date) pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

PART C
OTHER INFORMATION

Item 23. Exhibits

(a)(1)Articles of Incorporation, dated August 25, 1987 (electronically filed with Amendment No. 13 dated February 28, 1994)

(a)(2)Amended Articles of Incorporation, dated May 1, 1991 (electronically filed with Amendment No. 13 dated February 28, 1994)

(a)(3)Articles Supplementary, dated March 14, 2000 (electronically filed with Amendment No. 16 dated March 27, 2000)

(b)By-Laws of Registrant, as amended October 21, 1987, April 19, 1990, May 1, 1991, July 21, 1999, February 5, 2003, April 21, 2004, and February 8, 2005 (electronically filed with Amendment No. 26 dated April 28, 2006)

(c)See Article FIFTH, Capital Stock, paragraphs (B)-(E) of the Articles of Incorporation, (electronically filed with Amendment No. 13); and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, in its entirety, of the Bylaws

(d)(1)Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated May 1, 1991 (electronically filed with Amendment No. 13 dated February 28, 1994)

(d)(2)Amended Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated August 1, 2004 (electronically filed with Amendment No. 25 dated April 28, 2005)

(e)Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated May 1, 2003 (electronically filed with Amendment No. 23 dated April 29, 2003)

(f)Inapplicable

(g)Custody Agreements

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(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, October 18, 2006, April 24, 2007, June 12, 2007, July 24, 2007, October 23, 2007, and February 6, 2008 (electronically filed with Amendment No. 28 dated April 25, 2008)
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
(g)(2)Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, October 18, 2006, and April 24, 2007 (electronically filed with Amendment No. 28 dated April 25, 2008)
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(h)Other Agreements

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(h)(1)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2008, as amended February 6, 2008 (electronically filed with Amendment No. 28 dated April 25, 2008)
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(h)(2)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2008, as amended February 6, 2008 (electronically filed with Amendment No. 28 dated April 25, 2008)
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
(h)(3)Agreement between T. Rowe Price Retirement Plan Services, Inc. and the T. Rowe Price Funds, dated January 1, 2008 (electronically filed with Amendment No. 28 dated April 25, 2008)
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(i)Inapplicable

(j)Other Opinions

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(j)(1)Opinion and Consent of Willkie Farr & Gallagher LLP for Registrant and T. Rowe Price Developing Technologies Fund on certain tax matters
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(j)(2)Limited Power of Attorney, dated July 22, 2008
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(k)Inapplicable

(l)Inapplicable

(m)(1)Rule 12b-1 Plan dated May 1, 2003 (electronically filed with Amendment No. 23 dated April 29, 2003)

(m)(2)Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 19 dated March 27, 2000)

(n)Rule 18f-3 Plan dated February 9, 2000 (electronically filed with Amendment No. 19 dated March 27, 2000)

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(p)Code of Ethics and Conduct, dated March 1, 2008 (electronically filed with Amendment No. 28 dated
April 25, 2008)
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Item 24. Persons Controlled by or Under Common Control With Registrant
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None

Item 25. Indemnification

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The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.
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General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant`s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys` fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation`s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. ("Price Associates"), a wholly owned subsidiary of Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Savings Bank ("Savings Bank"), a wholly owned subsidiary of Price Associates, was incorporated in 2000 as a federally chartered savings bank. The Savings Bank provides federally insured bank products to a national customer base.

T. Rowe Price International, Inc. ("T. Rowe Price International"), a Maryland corporation, is a wholly owned subsidiary of TRP Finance, Inc. T. Rowe Price International was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund. T. Rowe Price International, which has offices in London, Baltimore, and other global locations, is an SEC registered investment adviser under the Investment Advisers Act of 1940, and is also registered with the Financial Services Authority ("FSA") in the United Kingdom, the Monetary Authority of Singapore ("MAS"), and the Securities and Futures Commission of Hong Kong ("SFC").

T. Rowe Price Global Investment Services Limited ("Global Investment Services"), is a U.K. corporation, organized in 2000 and a wholly owned subsidiary of Group. Global Investment Services is a registered investment adviser with the FSA, the Kanto Local Finance Bureau ("KLFB") and FSA in Japan, and with the SEC under the Investment Advisers Act of 1940. Global Investment Services is an investment manager, with primary responsibility for marketing and client servicing for non-U.S. clients. Global Investment Services may delegate investment management responsibilities to Price Associates or T. Rowe Price International. Global Investment Services also acts as sponsor, investment manager, and primary distributor of the TRP Funds SICAV. Global Investment Services is headquartered in London, and has several other global locations.

T. Rowe Price Global Asset Management Limited ("Global Asset Management"), is a U.K. corporation and a wholly owned subsidiary of Group. Global Asset Management is a registered investment adviser with the FSA and provides investment management services to Japanese investment trusts and other investment products for sale, investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management, or non-U.S. registered collective investment schemes and Global Asset Management. Global Asset Management is also an SEC registered investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which Price Associates and T. Rowe Price International sponsor and serve as investment adviser (the "Price Funds"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Marylandchartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and nonqualified employee benefit plans, individual retirement accounts, and common trust funds.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. ("TRP Canada"), a wholly owned subsidiary of Price Associates, is a Maryland corporation organized in 1988. TRP Canada is registered with the Ontario Securities Commission, as a non-Canadian Advisor, in the categories of Investment Counsel and Portfolio Manager, to provide advisory services to individual and institutional clients residing in Canada. TRP Canada is also registered with the Manitoba Securities Commission as an Investment Counsel (International Adviser) and with the British Columbia Securities Commission as a Portfolio

Manager and Investment Counsel (Securities) and with the SEC as a registered investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. ("TRP Suburban"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets.

T. Rowe Price Advisory Services, Inc., ("Advisory Services"), a wholly owned subsidiary of Group, was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

T. Rowe Price (Luxembourg) Management SARL is a Luxembourg company, incorporated on April 5, 1990 (and purchased by T. Rowe Price Group on May 23, 2003). The Company acts as the sponsor of the Life Plan Income Fund, a Luxembourg FCP, and is charged with the administration and management of the Fund. The Company outsources all functions associated with such administration and management.

Directors of T. Rowe Price Group, Inc.

Listed below are the directors and executive officers of Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

James T. Brady, Director of T. Rowe Price Group, Inc. Mr. Brady is the Managing Director of MidAtlantic of Ballantrae International, Ltd., a management consulting firm. He currently serves on the Board of Directors of Nexcen Brands, Inc., an owner, manager, and developer of intellectual property; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady`s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.

J. Alfred Broaddus, Jr., Director of T. Rowe Price Group, Inc. Mr. Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr. Broaddus` address is 4114 Hanover Avenue, Richmond, Virginia 23221.

Donald B. Hebb, Jr., Director of T. Rowe Price Group, Inc. Mr. Hebb is the chairman of ABS Capital Partners. Mr. Hebb`s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Dr. Alfred Sommer, Director of T. Rowe Price Group, Inc. Dr. Sommer retired as dean of the Johns Hopkins Bloomberg School of Public Health in September 2005. He continues to serve as a professor of ophthalmology, epidemiology, and international health at this institution; Director of BD, Inc., a medical technology company; Chairman of the Micronutrient Forum; Director of the Lasker Foundation; and senior medical advisor for Helen Keller International. Dr. Sommer`s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.

Dwight S. Taylor, Director of T. Rowe Price Group, Inc. Mr. Taylor is president of Corporate Development Services, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust, and a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. He also serves on the National Board of the National Association of Industrial & Office Properties, and is President of its Maryland chapter. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Capitol College, and Lincoln University. Mr. Taylor`s address is 6711 Columbia Gateway Drive, Suite 300, Columbia, Maryland 21046.

Anne Marie Whittemore, Director of T. Rowe Price Group, Inc. Ms. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Ms. Whittemore`s address is One James Center, Richmond, Virginia 23219.

The following are directors or executive officers of Group and/or the investment managers (Price Associates, T. Rowe Price International, Global Investment Services, or Global Asset Management):

Name	Company Name	Position Held With Company
Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Director President
	T. Rowe Price Global Asset Management Limited	Chairman of the Board Director
	T. Rowe Price Global Investment Services Limited	Chairman of the Board Director
	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International, Inc.	Director
	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President
	T. Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board Director
	T. Rowe Price Savings Bank	Chairman of the Board Director
	T. Rowe Price Services, Inc.	Chairman of the Board Director
	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President
Jeremy M. Fisher	T. Rowe Price Global Asset Management Limited	Chief Compliance Officer Vice President
	T. Rowe Price Global Investment Services Limited	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International, Inc.	Chief Compliance Officer Vice President
John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President
	T. Rowe Price Global Asset Management Limited	Director
	T. Rowe Price Global Investment Services Limited	Director
	T. Rowe Price Group, Inc.	Chief Executive Officer Director President
	T. Rowe Price International, Inc.	Director
S. James Mazarakis	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President
Mary J. Miller	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Recovery Fund II Associates, L.L.C.	Director
	T. Rowe Price Trust Company	Director
Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer
	TRP Colorado Springs, L.L.C.	President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President
	TRP Finance, Inc.	Chairman of the Board Director President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President
	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President
	TRP Finance, Inc.	Director
	T. Rowe Price Trust Company	Vice President
R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Global Asset Management Limited	Chief Executive Officer Director President
	T. Rowe Price Global Investment Services Limited	Chief Executive Officer Director President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price (Luxembourg) Management SARL	Director
	T. Rowe Price Retirement Plan Services, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
	TRPH Corporation	Director President
	T. Rowe Price (Canada), Inc.	Vice President
David J.L. Warren	T. Rowe Price Associates, Inc.	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Global Asset Management Ltd.	Director
	T. Rowe Price Global Investment Services Ltd.	Director
	T. Rowe Price International, Inc.	Chief Executive Officer Director President
	T. Rowe Price (Luxembourg) Management SARL	Director

Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also "Management of the Funds," in Registrant`s Statement of Additional Information.

Item 27. Principal Underwriters

(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:
T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price California Tax-Free Income Trust
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Developing Technologies Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Global Real Estate Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price New America Growth Fund
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Prime Reserve Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term Income Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Income Trust
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price U.S. Bond Index Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.
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Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Edward C. Bernard	Chairman of the Board, Director, and President	Chairman of the Board
John H. Cammack	Director and Vice President	None
David Oestreicher	Director and Vice President	Vice President
Wayne D. O`Melia	Director and Vice President	None
Sarah McCafferty	Compliance Officer and Vice President	None
Raymond Ahn	Vice President	None
Lorraine J. Andrews	Vice President	None
Jerrold Appelbaum	Vice President	None
Patricia M. Archer	Vice President	None
Steven J. Banks	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Martin P. Brown	Vice President	None
Margo B. Bryant	Vice President	None
Sheila P. Callahan	Vice President	None
Meredith C. Callanan	Vice President	None
Christine M. Carolan	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	None
Todd M. Cleary	Vice President	None
Linsley G. Craig	Vice President	None
Joseph A. Crumbling	Vice President	None
Peter A. DeLibro	Vice President	None
Timothy S. Dignan	Vice President	None
Edward L. Dunn, Jr.	Vice President	None
LeSales S. Dunworth	Vice President	None
Dennis J. Elliott	Vice President	None
James P. Erceg	Vice President	None
Christine S. Fahlund	Vice President	None
Forrest R. Foss	Vice President	None
Amy M. Frederick	Vice President	None
Bruce S. Fulton	Vice President	None
John A. Galateria	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	Chief Compliance Officer
Leah B. Greenstein	Vice President	None
Brian L. Habas	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
Joanne M. Healy	Vice President	None
Kristen L. Heerema	Vice President	None
Walter J. Helmlinger	Vice President	None
Gregory K. Hinkle	Vice President	Treasurer
Kristin Hirt	Vice President	None
Keller L. Hoak	Vice President	None
David A. Hueser	Vice President	None
Christopher J. Hufman	Vice President	None
Karen J. Igler	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Ann Kedia	Vice President	None
Brent F. Korte	Vice President	None
Steven A. Larson	Vice President	None
Gina M. Lea	Vice President	None
Gayle A. Lomax	Vice President	None
James R. Longenecker	Vice President	None
Jodi Ann Lopiano	Vice President	None
Christopher J. Ludwig	Vice President	None
Kimberly W. Madore	Vice President	None
Mark J. Mitchell	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
Paul Musante	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	None
Michele Pacitto	Vice President	None
Kristine A. Paden	Vice President	None
Glenn A. Pendleton	Vice President	None
Naomi S. Proshan	Vice President	None
Kenna E. Quereau	Vice President	None
Seamus A. Ray	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
Kenneth J. Rutherford	Vice President	None
Ann R. Schultz	Vice President	None
Kristin E. Seeberger	Vice President	None
Deborah D. Seidel	Vice President	None
John W. Seufert	Vice President	None
Kevin C. Shea	Vice President	None
Scott L. Sherman	Vice President	None
Thomas L. Siedell	Vice President	None
Donna B. Singer	Vice President	None
Carole Hofmeister Smith	Vice President	None
Sandra L. Stinson	Vice President	None
Scott Such	Vice President	None
John M. Townsend	Vice President	None
Jerome Tuccille	Vice President	None
Judith B. Ward	Vice President	None
Regina M. Watson	Vice President	None
William R. Weker, Jr.	Vice President	None
Lois A. Welsh	Vice President	None
Teresa F. Whitaker	Vice President	None
Natalie C. Widdowson	Vice President	None
James Zurad	Vice President	None
Barbara A. O`Connor	Treasurer and Vice President	None
Barbara A. Van Horn	Secretary	None
Megan R. Abbruzzese	Assistant Vice President	None
Kristen L. Alliger	Assistant Vice President	None
Megan A. Anderson	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None
Cheryl L. Armitage	Assistant Vice President	None
Kerrie L. Bailey	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Carl P. Beernink	Assistant Vice President	None
Cheri M. Belski	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None
Jonathan C. Boldebuck	Assistant Vice President	None
Melissa R. Brooke	Assistant Vice President	None
Michael A. Capella	Assistant Vice President	None
Danielle M. Chaisson	Assistant Vice President	None
Cynthia M. Ciangio	Assistant Vice President	None
Basil Clarke	Assistant Vice President	None
Colleen S. Councell	Assistant Vice President	None
Karis A. Cox	Assistant Vice President	None
Kellie L. Cummings	Assistant Vice President	None
Susan M. D`Angelo	Assistant Vice President	None
Terrence L. Davis	Assistant Vice President	None
Lauren D. DeLuca	Assistant Vice President	None
Heather S. Dondis	Assistant Vice President	None
William P. Duffy	Assistant Vice President	None
Jean M. Dunn	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Richard A. Fernandez	Assistant Vice President	None
Kerry L. Fox	Assistant Vice President	None
Dixie M. Frank	Assistant Vice President	None
Katherine M. Gavin	Assistant Vice President	None
David M. Gonzalez	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
Alan P. Graff	Assistant Vice President	None
Shannon J. Greene	Assistant Vice President	None
Seth Gusman	Assistant Vice President	None
Zane M. Hall	Assistant Vice President	None
Merrill H. Harrison	Assistant Vice President	None
Philip E. Hauser	Assistant Vice President	None
Michael C. Hoffman	Assistant Vice President	None
Bernadette A. Hughes	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Andrew G. Jacobs Van Merlen	Assistant Vice President	None
Christopher D. Johnson	Assistant Vice President	None
Jonathan Keeler	Assistant Vice President	None
Diana M. Kendall	Assistant Vice President	None
Anne Kim	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Michael J. Kubik	Assistant Vice President	None
Andrew V. Kyle	Assistant Vice President	None
Douglas C. Lambert	Assistant Vice President	None
Mary Beth Lange	Assistant Vice President	None
Jennifer A. LaPorte	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Ryan D. Matherly	Assistant Vice President	None
Charlotte L. Matthews	Assistant Vice President	None
Amy B. Murphy	Assistant Vice President	None
Mary J. Namian	Assistant Vice President	None
Gail M. Neidinger	Assistant Vice President	None
James C. Neubauer	Assistant Vice President	None
Dave J. Notarangelo	Assistant Vice President	None
Tim K. O`Brien	Assistant Vice President	None
Dennis J. O`Connell	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Beth C. Plotkins	Assistant Vice President	None
Brian R. Poole	Assistant Vice President	None
Ann M. Powers	Assistant Vice President	None
Valdra C. Pufpaff	Assistant Vice President	None
Leanna C. Rahll	Assistant Vice President	None
Diana N. Reck	Assistant Vice President	None
Gregory P. Rego	Assistant Vice President	None
Bart A. Riccardi	Assistant Vice President	None
Kendra M. Richardson	Assistant Vice President	None
John D. Richter	Assistant Vice President	None
Stuart L. Ritter	Assistant Vice President	None
Mary Heather Roosevelt Long	Assistant Vice President	None
Talmadge C. Rose	Assistant Vice President	None
Brooke A. Sank	Assistant Vice President	None
Jason M. Scarborough	Assistant Vice President	None
Jae M. Shin	Assistant Vice President	None
George S. Shirk III	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
Ian M. Smith	Assistant Vice President	None
Craig J. St. Thomas	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Brian Sullam	Assistant Vice President	None
August P. Vanderdonckt	Assistant Vice President	None
Brent W. Warner	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Jesse Wilson	Assistant Vice President	None
David F. Wirth	Assistant Vice President	None
Beverly Wisbar	Assistant Vice President	None
Barrett Wragg	Assistant Vice President	None
Lea B. Wray	Assistant Vice President	None
Joan E. Flister	Assistant Secretary	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant`s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this November 19, 2008.

T. Rowe Price Science & Technology Fund, Inc.

/s/Edward C. Bernard
By:Edward C. Bernard
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/Edward C. Bernard Edward C. Bernard	Chairman of the Board (Chief Executive Officer)	November 19, 2008
/s/Gregory K. Hinkle Joseph A. Carrier	Treasurer (Chief Financial Officer)	November 19, 2008
* Jeremiah E. Casey	Director	November 19, 2008
* Anthony W. Deering	Director	November 19, 2008
* Donald W. Dick, Jr.	Director	November 19, 2008
* David K. Fagin	Director	November 19, 2008
* Karen N. Horn	Director	November 19, 2008
/s/John H. Laporte John H. Laporte	Director	November 19, 2008
* Theo C. Rodgers	Director	November 19, 2008
* John G. Schreiber	Director	November 19, 2008
*/s/David Oestreicher David Oestreicher	Vice President and AttorneyInFact	November 19, 2008